Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions [Line Items]
Loss from sale of receivables		$ 97,333	$ 71,773	$ 97,333	$ 71,773
Company held investments		685,345	781,523	685,345	781,523
Earned interest from these investments	[1]	98,668	77,531	309,401	224,768
Commitments agreements amount		$ 51,486	$ 61,926	51,486	61,926
Certificado de Depósito Interbancário [Member]
Related Party Transactions [Line Items]
Earned interest from these investments				25,736	14,191
Sponsor of Institute Germinare [Member]
Related Party Transactions [Line Items]
General and administrative expenses				$ 15,975	$ 15,720

[1]	For the nine-month period ended September 30, 2024, the amount of US$136,247 (US$61,531 for the nine-month period ended September 30, 2023) refers to interest income from short-term investments.